VictoryShares Dividend Accelerator ETF Average Annual Total Returns	12 Months Ended	18 Months Ended	39 Months Ended	60 Months Ended	102 Months Ended	104 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	17.13%	24.11%	14.42%	14.76%	14.97%		14.82%
Nasdaq Victory Dividend Accelerator Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.98%			8.50%		11.31%
VictoryShares Dividend Accelerator ETF
Prospectus [Line Items]
Average Annual Return, Percent	6.58%			8.10%		10.91%	[1]
VictoryShares Dividend Accelerator ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.90%			7.56%		10.41%	[1]
VictoryShares Dividend Accelerator ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.36%			6.33%		8.87%	[1]

[1]	Inception date is April 18, 2017.